Consolidated statements of cash flows - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Operating activities of continuing operations
Net income/(loss)	SFr 3,095	SFr 1,722		SFr (1,228)
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations
Impairment, depreciation and amortization	1,134	844		837
Provision for credit losses	324	245		210
Deferred tax provision/(benefit)	616	592		2,285
Valuation adjustments related to long-term debt	10,193	(4,737)		2,897
Share of net income/(loss) from equity method investments	(78)	(107)		(150)
Trading assets and liabilities, net	(27,700)	25,511		3,461
(Increase)/decrease in other assets	2,956	3,519		(15,435)
Increase/(decrease) in other liabilities	(6,461)	(14,228)		(1,443)
Other, net	(2,497)	(827)		96
Total adjustments	(21,513)	10,812		(7,242)
Net cash provided by/(used in) operating activities	(18,418)	12,534		(8,470)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	411	(364)		40
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	8,386	(1,372)		14,286
Purchase of investment securities	(557)	(683)		(86)
Proceeds from sale of investment securities	6	255		14
Maturities of investment securities	1,007	567		318
Investments in subsidiaries and other investments	(284)	(546)		(1,094)
Proceeds from sale of other investments	1,133	1,770		1,967
(Increase)/decrease in loans	(17,309)	(13,701)		(14,779)
Proceeds from sale of loans	4,612	5,981		9,938
Capital expenditures for premises and equipment and other intangible assets	(1,133)	(989)		(950)
Proceeds from sale of premises and equipment and other intangible assets	30	80		60
Other, net	537	342		65
Net cash provided by/(used in) investing activities	(3,161)	(8,660)		9,779
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	24,684	2,006		3,187
Increase/(decrease) in short-term borrowings	6,911	(2,985)		5,507
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	3,491	(2,052)		(5,251)
Issuances of long-term debt	34,911	33,308		43,567
Repayments of long-term debt	(46,290)	(43,858)		(62,644)
Issuances of common shares	0			0
Sale of treasury shares	0	0		0
Repurchase of treasury shares	0	0		0
Dividends paid/capital repayments	(11)	(15)		(13)
Other, net	208	(494)		3,619
Net cash provided by/(used in) financing activities	23,904	(14,090)		(12,028)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	(595)	20		(837)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	1,730	(10,196)		(11,556)
Cash and due from banks at beginning of period	99,314	109,510	[1]	121,066
Cash and due from banks at end of period	101,044	99,314		109,510	[1]
Cash paid for income taxes and interest
Cash paid for income taxes	706	666		531
Cash paid for interest	13,015	12,524		9,688
Assets and liabilities sold in business divestitures
Assets sold	38	0		1,777
Liabilities sold	SFr 8	SFr 0		SFr 1,658

[1]	Includes restricted cash.